Schedule of stock options outstanding and exercisable (Details)		12 Months Ended
		Jan. 31, 2019 CAD ($) share	Jan. 31, 2018 CAD ($) share	Jan. 31, 2017 CAD ($) share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $		$ 2.41	$ 0.65	$ 0.00
Number of Options		2,520,000	515,000	0
Exercised		100,000
Exercise Price - 0.65 | October 15, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	[1]	Oct. 15, 2020
Exercise Price | $	[1]	$ 0.65
Number of Options	[1]	405,000
Exercise Price - 2.80 | June 25, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date		Jun. 25, 2021
Exercise Price | $		$ 2.80
Number of Options		1,940,000
Exercise Price - 2.80 | June 27, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date		Jun. 27, 2021
Exercise Price | $		$ 2.80
Number of Options		100,000
Exercise Price - 1.33 | October 15, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date		Oct. 15, 2020
Exercise Price | $		$ 1.33
Number of Options		75,000
Events after reporting date | Exercise Price - 0.65 | October 15, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercised		80,000

[1]	Subsequent to January 31, 2019, 80,000 of these options were exercised.